Segment information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) - Biopharma (operating segment) - EUR (€)
€ in Millions
12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Investments accounted for using the equity method (a)	[1]	€ 234	€ 234	€ 248
Acquisitions of property, plant and equipment		1,733	1,619	1,529
Acquisitions of other intangible assets		€ 1,462	€ 1,287	€ 574

[1]	(a)Carrying amount at the end of the reporting period.